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April 3, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: PHL Variable Insurance Company
    PHL Variable Accumulation Account - Phoenix Flexible Retirement Choice/sm/ Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-4
    File Nos. 333-152905 and 811-08914

Members of the Commission:

   We transmit for filing Pre-Effective Amendment No. 1 to the Initial Registration Statement on Form N-4 under the Securities Act of 1933. The purpose of this filing is to incorporate comments received from the Staff.

   In addition, on behalf of the Registrant, I respectfully request acceleration of the effective date of this Registration Statement to April 3 2009, or as soon thereafter as possible. An acceleration request on behalf of the principal underwriter is attached.

You may direct any questions regarding this filing to me at (860) 403-5514.

Sincerely,

/s/ Michele Drummey
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Michele Drummey, Counsel
PHL Variable Insurance Company
One American Row
Hartford, CT 06102-5056